Document and Entity Information	Jan. 24, 2022
Document And Entity Information [Line Items]
Entity Tax Identification Number	34-1096634
Amendment Flag	false
Entity Central Index Key	0000766704
Document Type	8-K
Document Period End Date	Jan. 24, 2022
Entity Registrant Name	Welltower Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-8923
Entity Address, Address Line One	4500 Dorr Street
Entity Address, City or Town	Toledo
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43615
City Area Code	(419)
Local Phone Number	247-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1.00 par value per share
Trading Symbol	WELL
Security Exchange Name	NYSE
M 4.800 Notes Due 20282 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.800% Notes due 2028
Trading Symbol	WELL28
Security Exchange Name	NYSE
M 4.500 Notes Due 20341 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Notes due 2034
Trading Symbol	WELL34
Security Exchange Name	NYSE